Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 21 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.

(b)	Bally Corp. (“Bally”), a company formerly controlled by Mr. Haiping Hu.

(c)	Zhongna Times (Shenzhen) New Energy Technology Co., Ltd. (“Zhongna Times”), a company controlled by Mr. Haiping Hu.

(d)	Shanghai Huiyang Investment Co. (“Shanghai Huiyang”), a company controlled by immediate family members of Mr. Haiping Hu and a 5.40% shareholder of Sunrise Guizhou.

(e)	Suzhou Investment, a company of which Mr. Haiping Hu is the CEO.

(f)	Mr. Yong Sun, Director of Sunrise Guizhou.

(g)	Mr. Wenwu Zhang, Director of Sunrise Guizhou.

(h)	Mr. Jianfeng Zhu, General Manager, Director and a 14.19% shareholder of Zhongna Times.

(i)	Ms. Jing Ji, CEO of and a 46% shareholder of GMB Technology.

(j)	Haicheng Shenhe, a 9.6451% shareholder of Sunrise Guizhou.

(k)	Ms. Chao Liu, Chief Financial Officer of the Company.

(l)	GMB Internet Technology Co., Ltd., one of the shareholders of the Company.

(m)	GMB Business Communication Co., Ltd. one of the shareholders of the Company.

(n)	GMB Enterprise Cooperation Development Co., Ltd., one of the shareholders of the Company.

(o)	GMB Information Technology Co., Ltd., one of the shareholders of the Company.

(p)	GMB Wisdom Sharing Platform Co., Ltd., one of the shareholders of the Company.

(q)	GMB Technology Co., Ltd., one of the shareholders of the Company.

(r)	GMB Project Incubation Services Co., Ltd., one of the shareholders of the Company.

(s)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., a 3.0864% shareholder of Sunrise Guizhou.

(t)	Ms. Fangfei Liu, the spouse of Mr. Haiping Hu.

(u)	Mr. Huiyu Du, the former legal representative of Sunrise Guizhou.

(v)	Beijing Huatai Zhonghe Venture Capital Center (Limited Partnership) (“Huatai Zhonghe”), a limited partnership controlled by Mr. Shousheng Guo.

(w)	Ningbo Meishan Bonded Port Zone Zhihai Yuncheng Investment Management Partnership Enterprise (Limited Partnership) (“Zhihai Yuncheng”), a limited partnership controlled by Mr. Haiping Hu.
(x)	Shenzhen Zhuhai New Energy Co., Ltd. (“Shenzhen Zhuhai”), a company ultimately controlled by Mr. Haiping Hu.

a.	Due from related parties

As of December 31, 2025 and 2024, the balances of amount due from related parties were as follows:

		As of December 31,
		2025	2024
Due from related parties
Bally		$-	$5,172
Mr. Wenwu Zhang	(1)	-	321,949
Zhongna Times	(2)	71,499	-
Shenzhen Zhuhai	(5)	-	150,699
Zhihai Yuncheng		-	63,588
Mr. Yong Sun	(3)	404,279	-
Mr. Jianfeng Zhu	(4)	285,996	-
Others		700	700
Total		$762,474	$542,108

(1)	The balance as of December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity interest in Haicheng Shenhe, for which a full allowance for credit losses of $326,957 was recorded for the year ended December 31, 2025.

(2)	The Company loaned RMB 500,000, or $69,565, to Zhongna Times for its operation for the year ended December 31, 2025. The balance from Zhongna Times as of December 31, 2025 was fully repaid on January 23, 2026.

(3)	The Company loaned RMB 3,725,000, or $518,261, to Mr. Yong Sun as a staff advance for the year ended December 31, 2025. Mr. Yong Sun repaid RMB 897,835, or $124,916, for the year ended December 31, 2025. The outstanding balance from Mr. Yong Sun as of December 31, 2025 was fully repaid in full by May 11, 2026.

(4)	The Company loaned RMB 2,000,000, or $278,261, to Mr. Jianfeng Zhu to support the operation of Zhong Times for the year ended December 31, 2025. The balance from Mr. Jianfeng Zhu as of December 31, 2025 was fully repaid in full by May 11, 2026.

(5)	Shenzhen Zhuhai returned RMB 1,100,000, or $153,044, to the Company for the year ended December 31, 2025.

b.	Due to related parties

As of December 31, 2025 and 2024, the balances of amounts due to related parties were as follows:

		As of December 31,
		2025	2024
Due to related parties
Ms. Jing Ji		$19,841	$19,009
Shanghai Huiyang	(2)	-	235,001
Haicheng Shenhe		2,618	1,029
Zhuhai Investment	(1)/(2)	2,136,309	3,442,663
Zhongna Times	(3)	-	493,198
Others		5,909	5,905
Total		$2,164,677	$4,196,805

(1)	The balance as of December 31, 2025 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2026.

(2)	Mr. Haiping Hu’s affiliated companies loaned RMB 1,600,000, or $222,609, to the Company for the year ended December 31, 2025; The Company repaid the loan of RMB 14,780,000, or $2,056,348, to Mr. Haiping Hu’s affiliated companies for the year ended December 31, 2025. The interest accrued was RMB 1,382,627, or $192,366, for the year ended December 31, 2025.

(3)	Zhongna Times loaned RMB 5,000,000, or $695,652, to the Companies for the year ended December 31, 2025; The Company repaid the loan of RMB 8,600,000, or $1,196,522, to Zhongna Times for the year ended December 31, 2025.
c.	Related party transactions

Related party purchase

The Company purchased consulting services for knowledge sharing and enterprise business from Zhuhai Investment. For the years ended December 31, 2025, 2024 and 2023, the consulting fee to Zhuhai Investment was $nil, $12,376 and $nil, respectively.

The Company purchased maintenance services for the Company’s APP related to knowledge sharing and enterprise business from Zhihai Yuncheng. For the years ended December 31, 2025, 2024 and 2023, the maintenance fee to Zhihai Yuncheng were $59,065, $32,776 and $nil, respectively.

The Company purchased raw materials for graphite anode material manufacturing from Haicheng Shenhe. For the years ended December 31, 2025, 2024 and 2023, total purchases were $1,330, $nil, and $221,207, respectively.

d.	Related party guarantee

On August 4, 2022, Sunrise Guizhou entered into a line of credit financing contract with Bank of Guizhou for a revolving line of credit of RMB 20,000,000, or $2,859,962, for a term from August 4, 2022 to August 3, 2023. Pursuant to the contract, Mr. Haiping Hu and Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., the non-controlling shareholder of Sunrise Guizhou, were the guarantor of the revolving line of credit.

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000, among of which RMB 10,000,000 and RMB 5,000,000 were paid in July 2022 and August 2023, respectively. For the year ended December 31, 2024, the Company and the original shareholders agreed that the RMB 5,000,000 consideration due on August 20, 2024 would be offset by the unpaid RMB 8,960,000 land use rights and property taxes and their associated fines and late payment fees prior to the asset acquisition. For the year ended December 31, 2025, the Company had paid RMB 6,430,000 to the original shareholders of Sunrise Tech. The unpaid consideration RMB 10,000,000, or $1,429,981 will be paid in 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 13.

On September 22, 2022, Sunrise Guizhou entered into a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, or $2,859,962, for a term from September 22, 2022 to March 21, 2024; On November 4, 2022, Sunrise Guizhou entered into a sales and leaseback financing contract for a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, or $5,719,924, for a term from November 10, 2022 to November 9, 2025; On February 7, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, or $2,859,962, for a term from February 7, 2023 to February 6, 2025; On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, or $2,144,971, for a term from October 27, 2023 to October 26, 2025. On October 14, 2024, Sunrise Guizhou entered into a sales and leaseback financing contract for a thirty two-month financing with Risheng for RMB 6,000,000, or $857,989, for a term from October 14, 2024 to June 15, 2027. Pursuant to these financing contracts, Mr. Haiping Hu, CEO and Chairman of the Board of Director, was the guarantor for all of such debts. See Note 16.

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain a revolving line of credit for up to RMB 100,000,000, or $14,299,810, for a term from June 1, 2023 to May 31, 2024. For the year ended December 31, 2024 and 2023, the Company had been able to utilize the line of credit for RMB 50,000,000, or $7,149,905, with interest rates from 2% to 4.5% which had matured from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. This revolving line of credit loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu and Ms. Huiyu Du. See Note 17.

On January 18, 2023, Sunrise Guizhou entered into a credit facility agreement with Post Bank to obtain revolving line of credit for fund up to RMB 30,000,000, or $4,289,943, for a term from January 19, 2023 to January 18, 2031. For the year ended December 31, 2024 and 2023, the Company utilized the line of credit with Post Bank for RMB 28,300,000, or $4,046,846, which had matured from July 2023 to April 2024. In March 2024, the Company early repaid the long-term loan. This revolving line of credit loan was guaranteed by Mr. Haiping Hu. See Note 17.

On June 13, 2023, Sunrise Guizhou entered into a finance lease agreement with Chongqing Xingyu Finance Lease Co., Ltd. to lease graphite anode materials production facilities. The principal of the contract was RMB 29,257,844, or $4,183,816, with an interest rate of 5.8%. Payment due on such finance lease payment was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu.

On October 26, 2023, Sunrise Guizhou entered into a three-year debt arrangement with SPD Bank to obtain line of credit of up to RMB 50,000,000, or $7,149,905, for a term from November 17, 2023 to November 17, 2026. The Company pledged its intellectual property and patent for the line of credit. Sunrise Guizhou utilized the line of credit by issuing banker’s acceptance notes up to RMB 20,000,000, or $2,859,962 from SPD. Pursuant to the banker’s acceptance note contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in SPD Bank. Therefore, the line of credit for issuance of acceptance note was RMB 10,000,000, or $1,429,981. As of December 31, 2025, the banker’s acceptance note was RMB 8,770,472, or $1,254,161 and the deposit for commercial note issuance was RMB 4,710,236, or $673,555. Other than the pledge of the Company’s intellectual property and patents, the otherwise unsecured amount of the banker’s acceptance note, which was RMB 4,060,236, or $580,606, was also guaranteed by Mr. Haiping Hu.

On March 8, 2024, Sunrise Guizhou obtained a bank loan of RMB 100,000,000, or $14,299,810 from CCB Qianxinan Branch with an interest rate of 9.504% for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained a bank loan of RMB 100,000,000, or $14,299,810, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. These loans were guaranteed by Mr. Haiping Hu. See Note 17.

On April 26, 2024, the Company obtained a loan for RMB 900,000, or $128,698, from WeBank with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou. See Note 17.

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain revolving line of credit of fund up to RMB 7,000,000, or $1,000,987. On July 23, 2024, GIOP BJ obtained a loan for RMB 7,000,000 with an interest rate of one-year loan prime rate plus 0.05% for a term from August 29, 2024 to August 28, 2025. On June 25, 2025, Sunrise Guizhou repaid the loan in full and renewed the line of credit loan for RMB 7,000,000 with an interest rate of one-year loan prime rate minus 0.2% for a term from June 26, 2025 to June 25, 2026. This loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu. See Note 17.

On July 31, 2024, Sunrise Guizhou entered into a banker’s acceptance note contract with Everbright Bank for issuing banker’s acceptance note to the suppliers of Sunrise Guizhou. Pursuant to the contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in Everbright Bank. As of December 31, 2025 and 2024, the deposit for the note issuance was $1,804,798 and $6,853,541, respectively. Pursuant to the contract, Mr. Haiping Hu and Ms. Fangfei Liu were the guarantors of the unsecured commercial notes for $2,707,198 and $6,853,541 as of December 31, 2025 and 2024, respectively.

On January 9, 2025, Sunrise Guizhou obtained a bank loan of RMB300,000,000, or $42,899,429, from CCB Qianxinan Branch with a variable interest rate of the loan prime rate plus 0.7%, for a term from January 9, 2025 to January 9, 2039. The loan was guaranteed by Mr. Haiping Hu, Zhuhai Zibo, and Zhuhai Investment. See Note 17.

On March 27, 2025, Sunrise Guizhou entered into a loan agreement for RMB29,000,000, or $4,146,945, with an interest rate of 4% for a term from March 31, 2025 to March 30, 2026. This credit loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu.